Shareholders' Equity (Detail Textuals)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Value of shares authorized | $	$ 450,000
Description of voting rights	one vote
Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorized | shares	300,000,000
Par value of shares authorized | $ / shares	$ 0.001
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized | shares	150,000,000
Par value of shares authorized | $ / shares	$ 0.001